Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000060325
Shareholder Report [Line Items]
Fund Name	Managed Account CoreBuilder<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Shares - Series M
Trading Symbol	WFCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period from January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-888-877-9275.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The U.S. economy continued its resilience in 2025, with 4.3% growth in real gross domestic product and a 4.6% unemployment rate. Inflation remains above the Federal Reserve’s (Fed’s) target while cracks in the labor market make it more difficult to balance its dual mandate. Nevertheless, the Fed prioritized growth by lowering interest rates three times, totaling 0.75%. The Bloomberg Municipal Bond Index posted a 4.25% annual total return. The Bloomberg High Yield Municipal Index returned 2.46%.

The Fund underperformed its benchmark. Top contributors to relative performance included overweights to A-rated bonds and underweights to AAA-rated bonds; overweights to the industrial development revenue/pollution control revenue and transportation sectors; and underweights to the pre-refunded, electric, water and sewer, and special tax sectors. A modest overweight to shorter call bonds and our coupon stack were positive.

Detractors included duration and yield curve positioning; an underweight to bonds of 4 to 12 years, an overweight to bonds longer than 17 years; and an underweight to the state general obligation and housing sectors. Overall security selection modestly detracted.

Performance Past Does Not Indicate Future [Text]	Figures quoted represent past performance, which is no guarantee of future results,
Line Graph [Table Text Block]
	Managed Account CoreBuilder® Shares - Series M	Bloomberg Municipal Bond Index
12/31/2015	$10,000	$10,000
1/31/2016	$10,069	$10,119
2/29/2016	$10,044	$10,135
3/31/2016	$10,113	$10,167
4/30/2016	$10,216	$10,242
5/31/2016	$10,250	$10,270
6/30/2016	$10,360	$10,433
7/31/2016	$10,360	$10,440
8/31/2016	$10,401	$10,454
9/30/2016	$10,384	$10,401
10/31/2016	$10,315	$10,292
11/30/2016	$9,836	$9,908
12/31/2016	$9,925	$10,025
1/31/2017	$9,954	$10,091
2/28/2017	$10,035	$10,161
3/31/2017	$10,082	$10,183
4/30/2017	$10,163	$10,257
5/31/2017	$10,315	$10,420
6/30/2017	$10,299	$10,382
7/31/2017	$10,398	$10,466
8/31/2017	$10,524	$10,546
9/30/2017	$10,508	$10,492
10/31/2017	$10,537	$10,518
11/30/2017	$10,512	$10,462
12/31/2017	$10,622	$10,571
1/31/2018	$10,527	$10,447
2/28/2018	$10,514	$10,415
3/31/2018	$10,563	$10,454
4/30/2018	$10,559	$10,416
5/31/2018	$10,700	$10,536
6/30/2018	$10,704	$10,545
7/31/2018	$10,745	$10,570
8/31/2018	$10,768	$10,597
9/30/2018	$10,718	$10,529
10/31/2018	$10,659	$10,464
11/30/2018	$10,766	$10,580
12/31/2018	$10,901	$10,707
1/31/2019	$10,989	$10,787
2/28/2019	$11,069	$10,845
3/31/2019	$11,260	$11,017
4/30/2019	$11,311	$11,058
5/31/2019	$11,474	$11,211
6/30/2019	$11,525	$11,252
7/31/2019	$11,613	$11,343
8/31/2019	$11,795	$11,521
9/30/2019	$11,723	$11,429
10/31/2019	$11,736	$11,450
11/30/2019	$11,778	$11,478
12/31/2019	$11,819	$11,513
1/31/2020	$12,033	$11,720
2/29/2020	$12,209	$11,871
3/31/2020	$11,511	$11,441
4/30/2020	$11,321	$11,297
5/31/2020	$11,651	$11,656
6/30/2020	$11,819	$11,752
7/31/2020	$12,016	$11,950
8/31/2020	$12,018	$11,894
9/30/2020	$12,031	$11,897
10/31/2020	$12,014	$11,861
11/30/2020	$12,203	$12,040
12/31/2020	$12,314	$12,113
1/31/2021	$12,426	$12,191
2/28/2021	$12,230	$11,997
3/31/2021	$12,322	$12,071
4/30/2021	$12,445	$12,172
5/31/2021	$12,507	$12,208
6/30/2021	$12,559	$12,242
7/31/2021	$12,651	$12,344
8/31/2021	$12,623	$12,298
9/30/2021	$12,534	$12,209
10/31/2021	$12,526	$12,174
11/30/2021	$12,639	$12,277
12/31/2021	$12,651	$12,297
1/31/2022	$12,348	$11,961
2/28/2022	$12,269	$11,918
3/31/2022	$11,923	$11,531
4/30/2022	$11,607	$11,212
5/31/2022	$11,734	$11,379
6/30/2022	$11,520	$11,193
7/31/2022	$11,801	$11,488
8/31/2022	$11,565	$11,237
9/30/2022	$11,182	$10,805
10/31/2022	$11,060	$10,715
11/30/2022	$11,578	$11,217
12/31/2022	$11,593	$11,249
1/31/2023	$11,902	$11,572
2/28/2023	$11,685	$11,310
3/31/2023	$11,891	$11,561
4/30/2023	$11,917	$11,535
5/31/2023	$11,848	$11,435
6/30/2023	$11,950	$11,549
7/31/2023	$11,987	$11,595
8/31/2023	$11,864	$11,428
9/30/2023	$11,567	$11,093
10/31/2023	$11,399	$10,999
11/30/2023	$12,092	$11,697
12/31/2023	$12,374	$11,969
1/31/2024	$12,392	$11,908
2/29/2024	$12,433	$11,923
3/31/2024	$12,463	$11,923
4/30/2024	$12,372	$11,775
5/31/2024	$12,380	$11,740
6/30/2024	$12,567	$11,920
7/31/2024	$12,675	$12,029
8/31/2024	$12,762	$12,124
9/30/2024	$12,895	$12,244
10/31/2024	$12,745	$12,065
11/30/2024	$12,935	$12,274
12/31/2024	$12,807	$12,095
1/31/2025	$12,838	$12,156
2/28/2025	$12,973	$12,276
3/31/2025	$12,787	$12,068
4/30/2025	$12,704	$11,971
5/31/2025	$12,666	$11,978
6/30/2025	$12,767	$12,053
7/31/2025	$12,706	$12,029
8/31/2025	$12,831	$12,133
9/30/2025	$13,133	$12,414
10/31/2025	$13,271	$12,568
11/30/2025	$13,315	$12,597
12/31/2025	$13,337	$12,608

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

AATR	1 Year	5 Years	10 Years
Managed Account CoreBuilder® Shares - Series M	4.14	1.61	2.92
Bloomberg Municipal Bond Index	4.25	0.80	2.34

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

No Deduction of Taxes [Text Block]	do not reflect taxes that a shareholder may pay on an investment in a fund.
AssetsNet	$ 770,913,135
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$770,913,135
# of portfolio holdings	455
Portfolio turnover rate	11%
Total advisory fees paid	$0

Holdings [Text Block]

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

AAA/Aaa	1.6
AA/Aa	26.5
A/A	37.2
BBB/Baa	18.0
BB/Ba	4.6
B	0.1
Not Rated	12.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

0-1 year	15.6
1-3 years	11.0
3-5 years	15.4
5-10 years	36.2
10-20 years	16.4
20-30 years	5.1
30+ years	0.3

Credit Ratings Selection [Text Block]	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.
Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Waller Consolidated Independent School District, 5.00%, 2‑15‑2045	1.0
County of Broward Port Facilities Revenue Series B AMT, 4.00%, 9‑1‑2037	1.0
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9‑1‑2034	0.9
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6‑1‑2049	0.8
Jacksonville Port Authority Series B, 5.00%, 11‑1‑2044	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2035	0.7
Chicago Transit Authority Sales Tax Receipts Fund Series A, 5.00%, 12‑1‑2049	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11‑1‑2034	0.7
Southeast Energy Authority A Cooperative District Series E, 5.00%, 10‑1‑2030	0.7
Kentucky Public Energy Authority Series C, 5.00%, 5‑1‑2036	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2025.

Effective November 1, 2025, Terry Goode was no longer a portfolio manager of the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since January 1, 2025.